STOCKHOLDERS' DEFICIENCY (Details Textual) (USD $)	1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended						9 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended				1 Months Ended
	Apr. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Consulting Agreement One [Member]	Dec. 31, 2013 Consulting Agreement One [Member]	Dec. 31, 2013 Consulting Agreement Two [Member]	Mar. 05, 2013 Stock Issuance Cost [Member]	Dec. 31, 2013 Stock Issuance Cost [Member]	Dec. 31, 2012 Stock Issuance Cost [Member]	Mar. 31, 2014 Equity Incentive Plan 2012 [Member]	Mar. 31, 2013 Equity Incentive Plan 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2012 [Member]	Sep. 30, 2013 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member]	Dec. 31, 2013 Equity Incentive Plan 2012 [Member]	Feb. 28, 2013 Equity Incentive Plan 2012 [Member]	Jan. 23, 2012 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Minimum [Member]	Mar. 31, 2014 Equity Incentive Plan 2012 [Member] Maximum [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Maximum [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 31, 2012 Warrant One [Member]	Mar. 31, 2013 Warrant One [Member]	Aug. 31, 2012 Warrant Two [Member]	Mar. 31, 2014 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant One [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant Two [Member]	Apr. 30, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]	Sep. 30, 2013 Chief Executive Officer [Member] Equity Incentive Plan 2012 [Member]	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] General and Administrative Expense [Member]	Jun. 22, 2012 Employees [Member]	Mar. 31, 2013 Non Employee Directors [Member]	May 07, 2014 Non Employee Directors [Member] Subsequent Event [Member]	Jun. 22, 2012 Non Employees [Member]	Mar. 31, 2013 Non Employee Director Remuneration Policy [Member]	Sep. 30, 2012 Private Placement [Member]	Mar. 31, 2014 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Mar. 31, 2014 Private Placement [Member] Investor [Member]	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Mar. 31, 2014 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Warrant [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member] Maximum [Member]	Sep. 30, 2012 October 2012 Private Placement [Member]	Dec. 31, 2013 October 2012 Private Placement [Member]	Mar. 31, 2014 February 2014 Private Placement [Member]	Mar. 31, 2014 February 2014 Private Placement [Member] Placement Agents [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] First Tranche [Member]	Feb. 28, 2013 Securities Purchase Agreement [Member] Second Tranche [Member]	Jun. 30, 2013 Securities Purchase Agreement [Member] Third Tranche [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] August 2012 Private Placement [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Oct. 05, 2012 Consulting Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)																										208,334	291,666
Number of Warrants Issued During Period (in shares)								250,000	200,000																																																									500,014	500,011	500,011
Exercise Price of Warrants (in dollars per share)								$ 1.50																													$ 2.35																			$ 1.50				$ 5.00					$ 2.35	$ 1	$ 1	$ 1
Unvested Shares of Common Stock (in shares)										166,668
Unvested Shares of Common Stock at Four Monthly Issuances (in shares)					41,667
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 1,124
Other Selling, General and Administrative Expense											487,870	437,499
Stock Issued During Period, Value, New Issues				10,000																					200																													10,000,000								2,750,000
Number of Stock Units Issued																																																						40
Number of Common Stock and Warrants Included In Stock Units																																																						4,000,000
Stock Issued During Period, Shares, Conversion of Units																																																						2,000,000
Stock Issued During Period, Value, Conversion of Units																																																						250,000
Stock Unit Conversion Price																																																										2.50	0.5
Proceeds From Issuance Of Private Placement						1,107,852																																															3,813			2,461,000					10,000,000	2,384,478				500,014	500,011	500,011
Proceeds from Issuance of Private Placement Net of Issuance Cost																																																						9										3,813
Effective Selling Percentage of Registrable Shares																																																						100.00%
Percentage of Stock Issued In Private Placement																																																												10.00%
Percentage of Warrant Issued In Private Placement																																																												10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		5,000,000	2,860,000	2,860,000																													25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		620,000			3,013,250									820,000	640,000	390,000																										300,000	2,100,000	547,392			1,870,000			230,000
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Grants In Period														20,000		130,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 2.13									$ 1.35	$ 3.00	$ 2.75					$ 0.001		$ 0.52														$ 1.85					$ 2.67							$ 1.39
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price													$ 1.85	$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														1 year 3 months	1 year	1 year	2 years																					2 years	4 years										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years	10 years	10 years	10 years																									10 years
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Director Grants In Period			600,000																																																25,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price			$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Mar. 31, 2013																																							Aug. 30, 2014						Mar. 31, 2013
Share Based Compensation Arrangement By Share based Payment Award To Nonemployee Expiration Period																																																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																969,500
Stock Issued During Period, Shares, New Issues																									2,000,000												2,226,956			2,226,956	1,670,216																					1,833,333				500,014	500,011	500,011		500,000	250,000
Warrants To Purchase Common Stock Exercise Price Per Share																																																				$ 1.50
Percentage Of Shares Issued In Private Placement As Finder Fee																																																				10.00%
Stock Issued Price Per Share																																																																		$ 1
Warrants Issued																																																															179,502
Stock Issued Per Month In Arrears																																																																						20,833
Stock Issued Final Month Of Agreement Term																																																																						20,837
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1.44	$ 0.52
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					1,152,241
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		8 months 23 days			6 months 7 days
Stock Options Exercise Price Per Share						$ 1.00
Allocated Share-Based Compensation Expense		$ 509,000			$ 3,213,270	$ 564,143																									$ 346,000	$ 2,388,415	$ 390,403	$ 286,000	$ 237,500								$ 76,186			$ 26,141
Amended Stock Options Exercise Price Per Share						$ 0.52
Proceeds From Exercise Of Warrants	256				292,591																															67
Stock Issued During Period Shares Cashless Exercise					62,835
Stock Issued During Period Shares Private Placement																											2,461,000																														2,226,956					1,795,009
Stock To Be Issued Upon Conversion Of Warrants1																																					1,670,216																1,670,216		1,670,216	2,461,000									144,885
Exercise Price Of Warrants 1																																																					$ 1.88			$ 1.50
Warrants Expiration Period						3 years																															5 years
Warrants Expiration Date																												Apr. 08, 2014		Apr. 08, 2015																								Apr. 04, 2016
Stock To Be Issued Upon Conversion Of Warrants							200,000																						250,000
Total Stock Issued During Period Shares Warrants Exercised																								255,596		300,771
Share Price																																																														$ 1.50					$ 1	$ 1	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																													210,000
Stock Option Vesting Period																						2 years
Sale Of Stock Price Per Unit																																																																1.88
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance																						50,000
Percentage Of Aggregate Of Weighted Average Prices Of Common Stock		90.00%
Stock Option Maximum Term		10 years
Percentage Of Common Shares Held By Affiliates		4.99%
Increase In Limit Of Common Shares Held By Affiliates		9.99%